UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22951)

FundX Investment Trust
 (Exact name of registrant as specified in charter)

235 Montgomery Street, Suite 1049
San Francisco, CA 94104
 (Address of principal executive offices) (Zip code)

Jason Browne
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

 (Name and address of agent for service)

(415) 248-8366
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2016 (UNAUDITED)
Shares			Value
		Investment Companies: 99.9%
		Sector Funds: 7.8%
102,600		Financial Select Sector SPDR Fund	$2,385,450
70,500		iShares MSCI Brazil Capped ETF	2,350,470
13,000		iShares Transportation Average ETF	2,116,920
58,620		Janus Global Technology Fund - Class I	1,357,643
83,700		SPDR S&P Regional Banking ETF	4,651,209
69,400		VanEck Vectors Semiconductor ETF	4,971,816
		Total Sector Funds	17,833,508
		Aggressive Funds: 22.0%
50,870		Fidelity OTC Portfolio	4,238,499
46,117		Hodges Fund - Institutional Class	2,191,952
40,700		iShares Russell 2000 Value ETF	4,840,858
65,600		iShares S&P Small-Cap 600 Value ETF	9,184,656
87,576		Oppenheimer Global Opportunities Fund - Class Y	4,064,406
80,263		Parnassus Mid-Cap Fund - Institutional Class	2,319,587
443,000		PowerShares High Yield Equity Dividend Achievers Portfolio	7,499,990
19,000		Powershares QQQ Trust Series 1	2,251,120
44,100		SPDR S&P Emerging Markets SmallCap ETF	1,751,652
106,700		Vanguard FTSE Emerging Markets ETF	3,817,726
94,000		WisdomTree SmallCap Dividend Fund	7,775,680
		Total Aggressive Funds	49,936,126
		Core Funds: 70.1%
1,796,495		American Century Equity Income Fund - Institutional Class	15,827,120
1,194,409		Artisan Value Fund - Investor Class ^	16,554,506
124,393		Clipper Fund ^	13,523,957
943,592		Dodge & Cox Global Stock Fund	11,238,186
71,916		Dodge & Cox Stock Fund	13,254,052
137,200		iShares Russell Mid-Cap Value ETF	11,034,996
119,100		iShares S&P Mid-Cap 400 Value ETF	17,294,511
199,100		iShares Select Dividend ETF	17,634,287
282,788		Jensen Quality Growth Fund - Class I	11,059,834
221,765		Parnassus Endeavor Fund - Institutional Class	7,320,450
268,974		PRIMECAP Odyssey Growth Fund	7,703,426
194,200		SPDR S&P Dividend ETF	16,615,752
		Total Core Funds	159,061,077
		Total Investment Companies
		(Cost $211,380,496)	226,830,711

		Short-Term Investments: 0.0%
93,069		Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.420% #	93,069
		Total Short-Term Investments
		(Cost $93,069)	93,069

		Total Investments: 99.9%
		(Cost $211,473,565)	226,923,780
		Other Assets in Excess of Liabilities: 0.1%	144,816
		Net Assets: 100.0%	$227,068,596

	#	Annualized seven-day yield as of December 31, 2016.
	^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the
		portion of all such illiquid securities is $9,560,496 (representing 4.2% of net assets). See note 2 of the financial statements.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

		Cost of investments	$211,473,565
		Gross unrealized appreciation	16,545,607
		Gross unrealized depreciation	(1,095,392)
		Net unrealized appreciation	$15,450,215

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2016 (UNAUDITED)
Shares	Value
		Investment Companies: 100.0%
		Sector Funds: 28.7%
108,400		Financial Select Sector SPDR Fund	$2,520,300
80,200		iShares MSCI Brazil Capped ETF	2,673,868
15,300		iShares Transportation Average ETF	2,491,452
56,500		SPDR S&P Regional Banking ETF	3,139,705
44,900		VanEck Vectors Semiconductor ETF	3,216,636
		Total Sector Funds	14,041,961
		Aggressive Funds: 71.3%
107,167		Artisan Global Opportunities Fund - Advisor Class	2,192,638
28,673		Fidelity OTC Portfolio	2,389,026
30,494		Hodges Fund - Institutional Class	1,449,380
18,500		iShares Core S&P Small-Cap ETF	2,544,120
39,100		iShares Russell 2000 Value ETF	4,650,554
20,200		iShares S&P Small-Cap 600 Value ETF	2,828,202
80,767		John Hancock Funds - Classic Value Fund - Institutional Class	2,365,657
79,275		JPMorgan Small Cap Value Fund - Select Class	2,503,498
257,300		PowerShares High Yield Equity Dividend Achievers Portfolio	4,356,089
76,300		SPDR S&P Emerging Markets SmallCap ETF	3,030,636
61,200		Vanguard FTSE Emerging Markets ETF	2,189,736
53,000		WisdomTree SmallCap Dividend Fund	4,384,160
		Total Aggressive Funds	34,883,696
		Total Investment Companies
		(Cost $46,468,355)	48,925,657

		Short-Term Investments: 0.0%
382		Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.420% #	382
		Total Short-Term Investments
		(Cost $382)	382

		Total Investments: 100.0%
		(Cost $46,468,737)	48,926,039
		Liabilities in Excess of Other Assets: (0.0)%	(20,667)
		Net Assets: 100.0%	$48,905,372

	#	Annualized seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

		Cost of investments	$46,468,737
		Gross unrealized appreciation	3,345,717
		Gross unrealized depreciation	(888,415)
		Net unrealized appreciation	$2,457,302

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2016 (UNAUDITED)
Shares	Value
		Investment Companies: 99.7%
		Core Funds: 61.2%
379,646		American Century Equity Income Fund - Institutional Class	$3,344,680
212,851		Artisan Value Fund - Investor Fund	2,950,112
30,254		Clipper Fund	3,289,231
306,544		Dodge & Cox Global Stock Fund	3,650,935
19,653		Dodge & Cox Stock Fund	3,621,993
13,300		iShares Russell Mid-Cap Value ETF	1,069,719
23,000		iShares S&P Mid-Cap 400 Value ETF	3,339,830
47,700		iShares Select Dividend ETF	4,224,789
88,066		Parnassus Endeavor Fund - Institutional Class	2,907,062
37,090		PRIMECAP Odyssey Growth Fund	1,062,264
47,900		SPDR S&P Dividend ETF	4,098,324
		Total Core Funds	33,558,939
		Total Return Funds: 11.1%
81,518		Calamos Market Neutral Income Fund - Class I	1,049,136
156,112		Fidelity Real Estate Income Fund	1,840,559
36,033		Gateway Fund - Class Y	1,110,908
33,878		Vanguard Wellesley Income Fund - Admiral Class	2,090,261
		Total Total Return Funds	6,090,864
		Bond Funds: 27.4%
178,796		Columbia Funds Series Trust I - Columbia Strategic Income Fund - Class R5	1,040,595
265,121		Eaton Vance Floating-Rate Fund - Class I	2,372,834
168,702		Ivy High Income Fund - Class I	1,263,579
269,275		Janus High-Yield Fund - Class I	2,278,062
322,939		MainStay High Yield Corporate Bond Fund - Class I	1,853,669
181,760		Osterweis Strategic Income Fund	2,037,536
140		PIMCO Diversified Income Fund - Institutional Class	1,483
215,234		PIMCO Foreign Bond Fund - Institutional Class	2,251,345
45		PIMCO Investment Grade Corporate Bond Fund - Institutional Class	457
170,982		Thompson Bond Fund	1,916,704
		Total Bond Funds	15,016,264
		Total Investment Companies
		(Cost $52,004,735)	54,666,067
		Short-Term Investments: 0.4%
190,355		Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.420% #	190,355
		Total Short-Term Investments
		(Cost $190,355)	190,355
		Total Investments: 100.1%
		(Cost $52,195,090)	54,856,422
		Liabilities in Excess of Other Assets: (0.1)%	(61,710)
		Net Assets: 100.0%	$54,794,712

	#	Annualized seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

		Cost of investments	$52,195,090
		Gross unrealized appreciation	2,738,477
		Gross unrealized depreciation	(77,145)
		Net unrealized appreciation	$2,661,332

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2016 (UNAUDITED)
Shares	Value
		Investment Companies: 99.4%
		Short Term Bond Funds: 1.2%
19,000		First Trust Low Duration Opportunities ETF	$991,420
		Total Intermediate Term Bond Funds	991,420
		Strategic Bond Funds: 24.0%
1,364,115		Columbia Funds Series Trust I - Columbia Strategic Income Fund - Class R5	7,939,150
600,639		Osterweis Strategic Income Fund	6,733,168
542,207		Thompson Bond Fund	6,078,144
669		PIMCO Diversified Income Fund - Institutional Class	7,059
122		PIMCO Investment Grade Corporate Bond Fund - Institutional Class	1,247
		Total Strategic Bond Funds	20,758,768
		Floating Rate Bond Funds: 11.1%
1,074,869		Eaton Vance Floating-Rate Fund - Class I	9,620,076
		Floating Rate Bond Funds	9,620,076
		High Yield Bond Funds: 27.2%
594,232		Ivy High Income Fund - Class I	4,450,796
1,138,178		Janus High-Yield Fund - Class I	9,628,986
1,648,334		MainStay High Yield Corporate Bond Fund - Class I	9,461,435
		High Yield Bond Funds	23,541,217
		World Bond Funds: 8.5%
702,943		PIMCO Foreign Bond Fund - Institutional Class	7,352,786
		Total World Bond Funds	7,352,786
		Total Return Funds: 27.4%
276,684		Calamos Market Neutral Income Fund - Class I	3,560,926
580,313		Fidelity Real Estate Income Fund	6,841,892
142,809		Gateway Fund - Class Y	4,402,804
144,217		Vanguard Wellesley Income Fund - Admiral Class	8,898,193
		Total Total Return Funds	23,703,815
		Total Investment Companies
		(Cost $84,080,070)	85,968,082
		Short-Term Investments: 0.0%
716		Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.420% #	716
		Total Short-Term Investments
		(Cost $716)	716
		Total Investments: 99.4%
		(Cost $84,080,786)	85,968,798
		Other Assets in Excess of Liabilities: 0.6%	534,243
		Net Assets: 100.0%	$86,503,041

	#	Annualized seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

		Cost of investments	$84,080,786
		Gross unrealized appreciation	1,977,780
		Gross unrealized depreciation	(89,768)
		Net unrealized appreciation	$1,888,012

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2016 (UNAUDITED)
Shares	Value
		Investment Companies: 56.0%
		Sector Funds: 3.9%
20,000		Financial Select Sector SPDR Fund	$465,000
18,000		SPDR S&P Regional Banking ETF	1,000,260
		Total Sector Funds	1,465,260
		Aggressive Funds: 10.0%
500		iShares MSCI Emerging Markets ETF	17,505
12,300		iShares Russell 2000 Value ETF	1,462,962
10,500		iShares S&P Small-Cap 600 Value ETF	1,470,105
1,200		Vanguard FTSE Emerging Markets ETF	42,936
9,500		WisdomTree SmallCap Dividend Fund	785,840
		Total Aggressive Funds	3,779,348
		Core Funds: 42.1%
126,189		American Century Equity Income Fund - Institutional Class	1,111,720
82,494		Artisan Value Fund - Investor Class	1,143,373
16,665		Clipper Fund	1,811,850
92,957		Dodge & Cox Global Stock Fund	1,107,118
5,878		Dodge & Cox Stock Fund	1,083,289
41,200		iShares Russell Mid-Cap Value ETF	3,313,716
24,500		iShares S&P Mid-Cap 400 Value ETF	3,557,645
18,600		iShares Select Dividend ETF	1,647,402
14,903		Oakmark Fund - Investor Class	1,080,179
		Total Core Funds	15,856,292
		Total Investment Companies
		(Cost $19,764,586)	21,100,900
		Short-Term Investments: 51.7%
13,483,310		Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.420% #	13,483,310
6,000,000		United States Treasury Bill
		0.000%, 3/9/2017	5,994,894
		Total Short-Term Investments
		(Cost $19,478,028)	19,478,204
		Total Investments: 107.7%
		(Cost $39,242,614)	40,579,104
		Liabilities in Excess of Other Assets: (7.7)%	(2,898,058)
		Net Assets: 100.0%	$37,681,046

	#	Annualized seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

		Cost of investments	$39,242,614
		Gross unrealized appreciation	1,336,729
		Gross unrealized depreciation	(239)
		Net unrealized appreciation	$1,336,490

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2016 (UNAUDITED)

Contracts	(100 Shares Per Contract)	Value
	Financial Select Sector SPDR Fund Call Option
200	Exercise Price $23.50,	$5,900
	Expiration Date: January 2017
	SPDR S&P Regional Banking ETF Call Option
150	Exercise Price $55.00,	22,950
	Expiration Date: January 2017
	Vanguard FTSE Emerging Markets ETF Call Option
12	Exercise Price $36.00,	630
	Expiration Date: January 2017

	Total Options Written
	(Premiums Received $27,467)	$29,480

FUNDX FLEXIBLE TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2016 (UNAUDITED)
Shares	Value
		Short-Term Investments: 82.6%
7,879,911		Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.420% #	7,879,911
		Total Short-Term Investments
		(Cost $7,879,911)	7,879,911
		Total Investments: 82.6%
		(Cost $7,879,911)	7,879,911
		Other Assets in Excess of Liabilities: 17.4%	1,661,414
		Net Assets: 100.0%	$9,541,325

	#	Annualized seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

		Cost of investments	$7,879,911
		Gross unrealized appreciation	-
		Gross unrealized depreciation	-
		Net unrealized appreciation	$-

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure
December 31, 2016 (Unaudited)

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' investments as of December 31, 2016:

FundX Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$226,830,711	$-	$-	$226,830,711
Short-Term Investments	93,069	-	-	93,069
Total Investments in Securities	$226,923,780	$-	$-	$226,923,780

FundX Aggressive Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$48,925,657	$-	$-	$48,925,657
Short-Term Investments	382	-	-	382
Total Investments in Securities	$48,926,039	$-	$-	$48,926,039

FundX Conservative Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$54,666,067	$-	$-	$54,666,067
Short-Term Investments	190,355	-	-	190,355
Total Investments in Securities	$54,856,422	$-	$-	$54,856,422

FundX Flexible Income Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$85,968,082		$-	$85,968,082
Short-Term Investments	716	-	-	716
Total Investments in Securities	$85,968,798	$-	$-	$85,968,798

FundX Tactical Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$21,100,900	$-	$-	$21,100,900
Short-Term Investments	19,478,204	-	-	19,478,204
Total Investments in Securities	$40,579,104	$-	$-	$40,579,104
Other Financial Instruments*
Written Options	$-	$29,480	$-	$29,480

FundX Flexible Total Return Fund	Level 1	Level 2	Level 3	Total
Short-Term Investments	7,879,911	-	-	7,879,911
Total Investments in Securities	$7,879,911	$-	$-	$7,879,911

None of the Funds had transfer into or out of Levels 1 and 2 during the year ended December 31, 2016.
The Funds recognize transfers at the end of each reporting period.
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts and written options.  Futures, forwards and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FundX Investment trust

By   /s/ Jason Browne
                        Jason Browne, President
                        (Principal Executive Officer)

Date  2/8/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Jason Browne
                        Jason Browne, President
                        (Principal Executive Officer)

Date  2/8/2017

By  /s/ Sean McKeon
       Sean McKeon, Treasurer
       (Principal Financial Officer)

Date  2/8/2017